FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,022	$3,022
Accounts and other receivable, net (current and non-current)	—	—	7,188	7,188
Other assets (current and non-current) (1)	—	—	548	548
Financial assets (current and non-current) (2)	906	5,646	6,877	13,429
Total	$906	$5,646	$17,635	$24,187
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$778	$347	$11,596	$12,721
Borrowings (current and non-current)	—	—	46,898	46,898
Total	$778	$347	$58,494	$59,619
____________________________________
(1)Excludes prepayments, assets held for sale and other non-financial assets of $2,770 million.
(2)FVOCI includes $534 million of derivative assets and $347 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,242 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Other assets (current and non-current) (1)	—	—	469	469
Financial assets (current and non-current) (2)	960	5,585	6,363	12,908
Total	$960	$5,585	$16,980	$23,525
Financial liabilities
Accounts payable and other (2)(3)	$818	$223	$11,700	$12,741
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,393	$59,434
____________________________________
(1)Excludes prepayments, assets held for sale and other non-financial assets of $1,904 million.
(2)FVOCI includes $418 million of derivative assets and $223 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, insurance liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $7,689 million.

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current
Marketable securities	$1,139	$1,227
Restricted cash	184	214
Derivative assets	153	133
Loans and notes receivable	324	257
Other financial assets (1)	57	148
Total current	$1,857	$1,979
Non-current
Marketable securities	$2,743	$2,682
Restricted cash	245	245
Derivative assets	606	507
Loans and notes receivable	6,010	5,500
Other financial assets (1)	1,968	1,995
Total non-current	$11,572	$10,929
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and convertible preferred shares.

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current, net	$6,207	$6,401
Non-current, net
Accounts receivable	134	126
Retainer on customer contract	84	70
Billing rights	763	681
Total non-current, net	$981	$877
Total	$7,188	$7,278

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,022	$3,022
Accounts and other receivable, net (current and non-current)	—	—	7,188	7,188
Other assets (current and non-current) (1)	—	—	548	548
Financial assets (current and non-current) (2)	906	5,646	6,877	13,429
Total	$906	$5,646	$17,635	$24,187
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$778	$347	$11,596	$12,721
Borrowings (current and non-current)	—	—	46,898	46,898
Total	$778	$347	$58,494	$59,619
____________________________________
(1)Excludes prepayments, assets held for sale and other non-financial assets of $2,770 million.
(2)FVOCI includes $534 million of derivative assets and $347 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,242 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Other assets (current and non-current) (1)	—	—	469	469
Financial assets (current and non-current) (2)	960	5,585	6,363	12,908
Total	$960	$5,585	$16,980	$23,525
Financial liabilities
Accounts payable and other (2)(3)	$818	$223	$11,700	$12,741
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,393	$59,434
____________________________________
(1)Excludes prepayments, assets held for sale and other non-financial assets of $1,904 million.
(2)FVOCI includes $418 million of derivative assets and $223 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, insurance liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $7,689 million.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2023 and December 31, 2022:

	June 30, 2023			December 31, 2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$502	$—	$—	$736	$—	$—
Corporate and government bonds	49	3,520	—	91	3,266	—
Derivative assets	3	756	—	12	628	—
Other financial assets (1)	365	699	658	429	691	692
	$919	$4,975	$658	$1,268	$4,585	$692
Financial liabilities
Derivative liabilities	$4	$598	$10	$7	$445	$17
Other financial liabilities (2)	—	—	513	—	—	572
	$4	$598	$523	$7	$445	$589
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures and non-listed debt instruments.
(2)Includes $483 million (December 31, 2022: $544 million) of contingent consideration payable between 2023 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2023 and December 31, 2022:

	June 30, 2023			December 31, 2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$502	$—	$—	$736	$—	$—
Corporate and government bonds	49	3,520	—	91	3,266	—
Derivative assets	3	756	—	12	628	—
Other financial assets (1)	365	699	658	429	691	692
	$919	$4,975	$658	$1,268	$4,585	$692
Financial liabilities
Derivative liabilities	$4	$598	$10	$7	$445	$17
Other financial liabilities (2)	—	—	513	—	—	572
	$4	$598	$523	$7	$445	$589
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures and non-listed debt instruments.
(2)Includes $483 million (December 31, 2022: $544 million) of contingent consideration payable between 2023 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table presents the change in the balance of financial assets classified as Level 3 for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balance at beginning of period	$692	$297
Fair value change recorded in net income	33	(9)
Fair value change recorded in other comprehensive income	(5)	(5)
Additions	—	523
Dispositions	(65)	(111)
Foreign currency translation and other	3	(3)
Balance at end of period	$658	$692

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table presents the change in the balance of financial liabilities classified as Level 3 for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balance at beginning of period	$589	$498
Fair value change recorded in net income	(53)	12
Fair value change recorded in other comprehensive income	(1)	—
Additions	21	408
Dispositions/settlements	(49)	(356)
Foreign currency translation and other	16	27
Balance at end of period	$523	$589